Income Taxes - Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2021
PRC Entities
Income Tax Examination [Line Items]
Percentage of PRC income tax	25.00%